Lease liabilities - Amounts recognized in statement of cashflows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash outflow from financing activities
Payment for lease liabilities	$ 7,556	$ 3,684
Total cash outflow for leases	$ 7,556	$ 3,684